Segment Information Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Asset impairment Charges	$ 5	$ 5	$ 124	$ 23
Asset and goodwill impairment		(5)	(181)	(23)
Business realignment costs		(47)	(21)	(35)
Integration costs		0	(10)	(12)
Unrealized and realized foreign currency losses excluded from EBITDA		(32)	(2)	(3)
Other		(25)	(35)	(39)
Loss on extinguishment of debt		0	(6)	0
Interest expense, net		308	303	263
Income tax (expense) benefit		(22)	(379)	410
Depreciation and amortization		(144)	(148)	(153)
Net income		(223)	(571)	247
Net Income (Loss) Attributable to Noncontrolling Interest		(1)	(1)	(1)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(224)	(572)	246
EPCD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		290	279	351
Depreciation and amortization		(101)	(105)	(109)
FPD [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		255	235	205
Depreciation and amortization		(36)	(37)	(38)
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA [Line Items]		(83)	(68)	(57)
Depreciation and amortization		$ (7)	$ (6)	$ (6)